Segment Information - Reconciliation From Trading Profit Under IFRS To Income Before Income Taxes OF Unconsolidated Subsidiaries And Affiliates Under US GAAP (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 801	$ 828	$ 1,311	$ 1,366
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(30)	(20)	(42)	(29)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	485	528	704	792
Development costs, net [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(82)	(102)	(142)	(165)
Restructuring provisions [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(30)	(20)	(42)	(29)
Interest Expense Net [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(158)	(142)	(299)	(254)
Other Adjustments [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	$ (46)	$ (36)	$ (124)	$ (126)